Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	5.79%	1.25%	(5.31%)	4.67%	21.06%	10.89%	(10.07%)	12.84%	none	(2.25%)
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	12.86%	(0.79%)	2.14%	12.34%	8.94%	17.06%	(12.14%)	16.04%	4.85%	(5.37%)
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES
Prospectus [Line Items]
Annual Return [Percent]	6.87%	(13.48%)	57.65%	2.09%	(4.13%)	15.22%	(19.59%)	19.08%	(6.45%)	0.07%